UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS VARIABLE

INCOME TRUST

LEGG MASON PARTNER VARIABLE HIGH

INCOME PORTFOLIO

FORM N-Q

JANUARY 31, 2008

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
CORPORATE BONDS & NOTES - 89.2%
Aerospace & Defense - 2.4%
$810,000	Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16	$785,700
	DRS Technologies Inc., Senior Subordinated Notes:
395,000	6.625% due 2/1/16	388,088
680,000	7.625% due 2/1/18	674,900
	Hawker Beechcraft Acquisition Co.:
1,160,000	Senior Notes, 8.875% due 4/1/15 (a)(b)	1,139,700
695,000	Senior Subordinated Notes, 9.750% due 4/1/17 (a)	663,725
	L-3 Communications Corp., Senior Subordinated Notes:
1,015,000	7.625% due 6/15/12	1,045,450
645,000	5.875% due 1/15/15	630,487

	Total Aerospace & Defense	5,328,050

Airlines - 1.8%
1,400,000	Continental Airlines Inc., Pass-Through Certificates, 7.339% due 4/19/14	1,281,000
525,000	Delta Air Lines Inc., 8.954% due 8/10/14 (a)	502,687
	United Airlines Inc., Pass-Through Certificates:
365,000	6.831% due 9/1/08	417,013
888,598	7.811% due 10/1/09	1,035,217
437,290	8.030% due 7/1/11 (c)	505,070
160,000	6.932% due 9/1/11	189,600

	Total Airlines	3,930,587

Auto Components - 1.0%
940,000	Keystone Automotive Operations Inc., Senior Subordinated Notes, 9.750% due 11/1/13	634,500
1,895,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10	1,558,638

	Total Auto Components	2,193,138

Automobiles - 1.8%
1,045,000	Ford Motor Co., Notes, 7.450% due 7/16/31	775,913
	General Motors Corp.:
680,000	Notes, 7.200% due 1/15/11	623,900
3,155,000	Senior Debentures, 8.375% due 7/15/33	2,579,212

	Total Automobiles	3,979,025

Beverages - 0.5%
1,000,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	1,035,000

Building Products - 1.5%
	Associated Materials Inc.:
1,900,000	Senior Discount Notes, step bond to yield 13.780% due 3/1/14	1,244,500
375,000	Senior Subordinated Notes, 9.750% due 4/15/12	369,375
765,000	Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	600,525
1,950,000	NTK Holdings Inc., Senior Discount Notes, step bond to yield 11.334% due 3/1/14	1,101,750

	Total Building Products	3,316,150

Chemicals - 1.6%
1,325,000	Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14	1,033,500
625,000	Huntsman International LLC, Senior Subordinated Notes, 7.875% due 11/15/14	653,125
760,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	818,900
1,420,000	Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (a)	1,100,500

	Total Chemicals	3,606,025

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
Commercial Banks - 0.4%
$250,000	ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)	$253,125
	TuranAlem Finance BV, Bonds:
470,000	8.250% due 1/22/37 (a)	412,425
340,000	8.250% due 1/22/37(a)	298,350

	Total Commercial Banks	963,900

Commercial Services & Supplies - 2.0%
1,385,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11	1,256,887
225,000	Ashtead Holdings PLC, Secured Notes, 8.625% due 8/1/15 (a)	185,625
1,970,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13	2,053,725
900,000	Interface Inc., Senior Notes, 10.375% due 2/1/10	931,500

	Total Commercial Services & Supplies	4,427,737

Consumer Finance - 3.7%
900,000	AmeriCredit Corp., 8.500% due 7/1/15	659,250
	Ford Motor Credit Co.:
350,000	Notes, 8.708% due 4/15/12 (d)	342,257
	Senior Notes:
542,000	10.241% due 6/15/11 (d)	488,272
1,120,000	9.875% due 8/10/11	1,075,385
500,000	7.127% due 1/13/12 (d)	421,529
610,000	8.000% due 12/15/16	512,924
	General Motors Acceptance Corp.:
3,065,000	Bonds, 8.000% due 11/1/31	2,546,135
2,480,000	Notes, 6.875% due 8/28/12	2,107,603

	Total Consumer Finance	8,153,355

Containers & Packaging - 1.4%
745,000	Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	633,250
	Graphic Packaging International Corp.:
80,000	Senior Notes, 8.500% due 8/15/11	78,000
1,160,000	Senior Subordinated Notes, 9.500% due 8/15/13	1,099,100
725,000	Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (a)	685,125
600,000	Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (c)	7,500
645,000	Smurfit-Stone Container Corp., Senior Notes, 8.000% due 3/15/17	601,462

	Total Containers & Packaging	3,104,437

Diversified Consumer Services - 0.6%
	Education Management LLC/Education Management Finance Corp.:
295,000	Senior Notes, 8.750% due 6/1/14	285,413
200,000	Senior Subordinated Notes, 10.250% due 6/1/16	191,500
	Service Corp. International:
500,000	Debentures, 7.875% due 2/1/13	500,668
	Senior Notes:
25,000	7.625% due 10/1/18	25,625
280,000	7.500% due 4/1/27	252,000

	Total Diversified Consumer Services	1,255,206

Diversified Financial Services - 2.7%
910,000	Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (a)	691,600
650,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	585,000
	Leucadia National Corp., Senior Notes:
560,000	8.125% due 9/15/15	560,000

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
Diversified Financial Services - 2.7% (continued)
$550,000	7.125% due 3/15/17	$521,125
	Residential Capital LLC:
520,000	7.328% due 4/17/09 (a)(d)	254,800
290,000	8.375% due 6/30/15	182,700
930,000	Notes, 7.875% due 6/30/10	609,150
1,135,000	Senior Notes, 7.500% due 2/22/11 (d)	715,050
555,000	Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	513,375
1,345,000	Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	1,281,112

	Total Diversified Financial Services	5,913,912

Diversified Telecommunication Services - 6.8%
305,000	Cincinnati Bell Inc., Senior Notes, 7.000% due 2/15/15	286,700
180,000	Cincinnati Bell Telephone Co., Senior Debentures, 6.300% due 12/1/28	153,900
	Citizens Communications Co.:
65,000	7.050% due 10/1/46	51,350
615,000	Senior Notes, 7.875% due 1/15/27	565,800
695,000	GT Group Telecom Inc., Senior Discount Notes, 13.250% due 2/1/10 (c)(e)(f)	0
	Intelsat Bermuda Ltd.:
400,000	9.250% due 6/15/16	401,000
1,850,000	Senior Notes, 11.250% due 6/15/16	1,859,250
	Intelsat Corp.:
120,000	9.000% due 6/15/16	119,700
361,000	Senior Notes, 9.000% due 8/15/14	360,098
	Level 3 Financing Inc.:
940,000	9.150% due 2/15/15 (d)	705,000
695,000	Senior Notes, 9.250% due 11/1/14	601,175
1,650,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	1,683,000
1,235,000	Qwest Communications International Inc., Senior Notes, 7.500% due 2/15/14	1,228,825
	Qwest Corp.:
890,000	Notes, 8.875% due 3/15/12	944,512
1,350,000	Senior Notes, 7.500% due 10/1/14	1,363,500
1,705,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16	1,551,550
1,310,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	1,395,150
1,700,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	1,768,000

	Total Diversified Telecommunication Services	15,038,510

Electric Utilities - 1.2%
375,660	Midwest Generation LLC, Pass-Through Certificates, 8.560% due 1/2/16	404,304
1,165,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	1,272,763
1,135,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (a)	908,000

	Total Electric Utilities	2,585,067

Electronic Equipment & Instruments - 0.4%
	NXP BV/NXP Funding LLC:
250,000	Senior Notes, 9.500% due 10/15/15	219,063
630,000	Senior Secured Notes, 7.875% due 10/15/14	580,387

	Total Electronic Equipment & Instruments	799,450

Energy Equipment & Services - 1.7%
995,000	ANR Pipeline Co., Debentures, 9.625% due 11/1/21	1,280,806
970,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	945,750
240,000	GulfMark Offshore Inc., Senior Subordinated Notes, 7.750% due 7/15/14	244,800
870,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (a)	876,525
320,000	Pride International Inc., Senior Notes, 7.375% due 7/15/14	331,200

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
Energy Equipment & Services - 1.7% (continued)
$130,000	Southern Natural Gas Co., Senior Notes, 8.000% due 3/1/32	$146,454

	Total Energy Equipment & Services	3,825,535

Food Products - 0.5%
	Dole Food Co. Inc., Senior Notes:
1,200,000	7.250% due 6/15/10	1,062,000
44,000	8.875% due 3/15/11	39,380

	Total Food Products	1,101,380

Gas Utilities - 0.8%
1,800,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes, 6.875% due 12/15/13	1,755,000

Health Care Equipment & Supplies - 0.5%
1,200,000	Advanced Medical Optics Inc., 7.500% due 5/1/17	1,020,000

Health Care Providers & Services - 6.1%
1,300,000	Community Health Systems Inc., Senior Notes, 8.875% due 7/15/15	1,314,625
1,005,000	DaVita Inc., Senior Subordinated Notes, 7.250% due 3/15/15	1,005,000
	HCA Inc.:
2,820,000	Notes, 6.375% due 1/15/15	2,418,150
810,000	Senior Notes, 9.250% due 11/15/16	851,512
	Senior Secured Notes:
400,000	9.125% due 11/15/14	416,500
1,615,000	9.625% due 11/15/16 (b)	1,703,825
1,875,000	IASIS Healthcare LLC/IASIS Capital Corp., Senior Subordinated Notes, 8.750% due 6/15/14	1,884,375
	Tenet Healthcare Corp., Senior Notes:
650,000	7.375% due 2/1/13	575,250
1,960,000	9.875% due 7/1/14	1,881,600
	Universal Hospital Services Inc.:
260,000	8.288% due 6/1/15 (d)	248,300
245,000	8.500% due 6/1/15 (b)	248,675
1,180,000	US Oncology Holdings Inc., Senior Notes, 10.759% due 3/15/12 (b)(d)	893,850

	Total Health Care Providers & Services	13,441,662

Hotels, Restaurants & Leisure - 5.6%
1,300,000	Boyd Gaming Corp., Senior Subordinated Notes, 6.750% due 4/15/14	1,137,500
845,000	Buffets Inc., Senior Notes, 12.500% due 11/1/14 (c)	59,150
1,400,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	1,226,750
585,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12	552,825
380,000	Downstream Development Quapaw, Senior Notes, 12.000% due 10/15/15 (a)	334,400
420,000	El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	403,200
595,000	Herbst Gaming Inc., Senior Subordinated Notes, 8.125% due 6/1/12	249,900
650,000	Indianapolis Downs LLC & Capital Corp., 11.000% due 11/1/12 (a)	607,750
1,345,000	Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	1,345,000
1,150,000	Las Vegas Sands Corp., Senior Notes, 6.375% due 2/15/15	1,035,000
260,000	Mandalay Resort Group, Senior Subordinated Debentures, 7.625% due 7/15/13	246,350
	MGM MIRAGE Inc.:
685,000	Notes, 6.750% due 9/1/12	662,737
	Senior Notes:
175,000	7.500% due 6/1/16	168,875
560,000	7.625% due 1/15/17	546,000
110,000	Mohegan Tribal Gaming Authority, Senior Subordinated Notes, 6.875% due 2/15/15	99,000
115,000	River Rock Entertainment Authority, Senior Notes, 9.750% due 11/1/11	119,025

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
Hotels, Restaurants & Leisure - 5.6% (continued)
$690,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	$589,950
	Snoqualmie Entertainment Authority, Senior Secured Notes:
280,000	9.063% due 2/1/14 (a)(d)	253,400
220,000	9.125% due 2/1/15 (a)	202,400
	Station Casinos Inc.:
	Senior Notes:
240,000	6.000% due 4/1/12	210,600
1,005,000	7.750% due 8/15/16	890,681
	Senior Subordinated Notes:
210,000	6.875% due 3/1/16	143,850
75,000	6.625% due 3/15/18	48,563
275,000	Turning Stone Casino Resort Enterprise, Senior Notes, 9.125% due 12/15/10 (a)	268,125
940,000	Wynn Las Vegas LLC, 6.625% due 12/1/14 (a)	910,625

	Total Hotels, Restaurants & Leisure	12,311,656

Household Durables - 2.6%
105,000	American Greetings Corp., Senior Notes, 7.375% due 6/1/16	104,475
985,000	Jarden Corp., Senior Subordinated Notes, 7.500% due 5/1/17	847,100
1,135,000	K Hovnanian Enterprises Inc., Senior Notes, 7.500% due 5/15/16	817,200
	KB Home:
655,000	7.750% due 2/1/10	635,350
1,100,000	Senior Subordinated Notes, 8.625% due 12/15/08	1,100,000
1,225,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	1,225,000
1,065,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 10.276% due 9/1/12	931,875

	Total Household Durables	5,661,000

Household Products - 0.2%
20,000	American Achievement Corp., Senior Subordinated Notes, 8.250% due 4/1/12	18,400
555,000	Visant Holding Corp., Senior Notes, 8.750% due 12/1/13	539,738

	Total Household Products	558,138

Independent Power Producers & Energy Traders - 5.8%
295,000	AES China Generating Co., Ltd., 8.250% due 6/26/10	289,440
	AES Corp.:
500,000	7.750% due 10/15/15	513,750
1,445,000	8.000% due 10/15/17	1,481,125
925,000	Senior Notes, 9.500% due 6/1/09	957,375
	Dynegy Holdings Inc.:
1,060,000	Senior Debentures, 7.625% due 10/15/26	911,600
870,000	Senior Notes, 7.750% due 6/1/19	796,050
140,000	Dynegy Inc., 7.670% due 11/8/16	139,825
	Edison Mission Energy, Senior Notes:
880,000	7.750% due 6/15/16	902,000
660,000	7.200% due 5/15/19	646,800
700,000	7.625% due 5/15/27	659,750
	Mirant Mid Atlantic LLC:
370,232	10.060% due 12/30/28	440,576
241,523	Pass-Through Certificates, 9.125% due 6/30/17	267,184
1,065,000	Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	1,070,325
	NRG Energy Inc., Senior Notes:
525,000	7.250% due 2/1/14	512,531
3,045,000	7.375% due 2/1/16	2,949,844
40,000	7.375% due 1/15/17	38,850

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
Independent Power Producers & Energy Traders - 5.8% (continued)
$260,000	TXU Corp., Senior Notes, 6.500% due 11/15/24	$193,806

	Total Independent Power Producers & Energy Traders	12,770,831

IT Services - 1.1%
1,840,000	First Data Corp., 9.875% due 9/24/15 (a)	1,630,700
750,000	SunGard Data Systems Inc., Senior Notes, 9.125% due 8/15/13	765,000

	Total IT Services	2,395,700

Machinery - 0.3%
360,000	American Railcar Industries Inc., Senior Notes, 7.500% due 3/1/14	325,800
300,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14	297,750

	Total Machinery	623,550

Media - 7.8%
	Affinion Group Inc.:
890,000	Senior Notes, 10.125% due 10/15/13	885,550
485,000	Senior Subordinated Notes, 11.500% due 10/15/15	451,050
2,306,000	CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14	1,245,240
1,713,000	CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15	1,235,501
1,340,000	CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 9/15/10	1,276,350
380,000	Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12	240,350
355,000	Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11	229,419
860,000	CMP Susquehanna Corp., 9.875% due 5/15/14	597,700
	CSC Holdings Inc.:
	Senior Debentures:
40,000	8.125% due 8/15/09	40,800
470,000	7.625% due 7/15/18	423,000
	Senior Notes:
360,000	8.125% due 7/15/09	367,200
560,000	7.625% due 4/1/11	557,200
740,000	6.750% due 4/15/12	704,850
1,001,000	Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, 9.875% due 8/15/13	1,023,522
860,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes, 8.375% due 3/15/13	893,325
1,550,000	EchoStar DBS Corp., Senior Notes, 6.625% due 10/1/14	1,517,062
1,670,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16	1,503,000
580,000	Lamar Media Corp., Senior Subordinated Notes, 6.625% due 8/15/15	552,450
	R.H. Donnelley Corp.:
850,000	Senior Discount Notes, 6.875% due 1/15/13	718,250
680,000	Senior Notes, 8.875% due 10/15/17 (a)	579,700
495,000	Sun Media Corp., 7.625% due 2/15/13	471,488
	TL Acquisitions Inc.:
850,000	Senior Notes, 10.500% due 1/15/15 (a)	777,750
860,000	Senior Subordinated Notes, step bond to yield 11.202% due 7/15/15 (a)	657,900
	XM Satellite Radio Inc., Senior Notes:
290,000	9.411% due 5/1/13 (d)	249,400
105,000	9.750% due 5/1/14	95,813

	Total Media	17,293,870

Metals & Mining - 4.6%
3,440,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	3,663,600
1,465,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	1,461,337

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
Metals & Mining - 4.6% (continued)
$810,000	Noranda Aluminum Holding Corp., Senior Notes, 10.488% due 11/15/14 (a)(b)	$619,650
1,110,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	1,029,525
1,765,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (a)	1,667,925
375,000	Steel Dynamics Inc., 7.375% due 11/1/12 (a)	375,938
1,570,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15	1,420,850

	Total Metals & Mining	10,238,825

Multiline Retail - 0.9%
	Neiman Marcus Group Inc.:
80,000	7.125% due 6/1/28	71,600
1,340,000	Senior Notes, 9.000% due 10/15/15 (b)	1,346,700
480,000	Senior Subordinated Notes, 10.375% due 10/15/15	480,000

	Total Multiline Retail	1,898,300

Oil, Gas & Consumable Fuels - 9.2%
1,360,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	1,360,000
2,325,000	Chesapeake Energy Corp., Senior Notes, 6.375% due 6/15/15	2,266,875
295,000	Compagnie Generale de Geophysique SA, Senior Notes, 7.500% due 5/15/15	292,050
567,325	Corral Finans AB, 5.758% due 4/15/10 (a)(b)	470,880
	El Paso Corp., Medium-Term Notes:
1,500,000	8.050% due 10/15/30	1,538,461
2,376,000	7.800% due 8/1/31	2,374,684
	Enterprise Products Operating LP:
175,000	7.034% due 1/15/68 (d)	155,727
660,000	Junior Subordinated Notes, 8.375% due 8/1/66 (d)	660,542
1,450,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	1,392,000
795,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	745,312
	Mariner Energy Inc., Senior Notes:
495,000	7.500% due 4/15/13	476,438
230,000	8.000% due 5/15/17	220,800
555,000	OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (a)	546,675
370,000	Petrohawk Energy Corp., Senior Notes, 9.125% due 7/15/13	383,875
	Petroplus Finance Ltd.:
310,000	6.750% due 5/1/14 (a)	285,200
540,000	Senior Note, 7.000% due 5/1/17 (a)	492,750
1,485,000	SemGroup LP, Senior Notes, 8.750% due 11/15/15 (a)	1,395,900
550,000	Southwestern Energy Co., Senior Notes, 7.500% due 2/1/18 (a)	567,875
1,450,000	Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	1,348,500
640,000	W&T Offshore Inc., Senior Notes, 8.250% due 6/15/14 (a)	604,800
610,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	600,850
	Williams Cos. Inc.:
	Notes:
865,000	7.875% due 9/1/21	957,987
500,000	8.750% due 3/15/32	600,000
600,000	Senior Notes, 7.625% due 7/15/19	649,500

	Total Oil, Gas & Consumable Fuels	20,387,681

Paper & Forest Products - 2.5%
	Abitibi-Consolidated Co. of Canada, Senior Notes:
225,000	7.750% due 6/15/11	172,687
140,000	8.491% due 6/15/11 (d)	102,375
480,000	6.000% due 6/20/13	328,800
780,000	8.375% due 4/1/15	555,750
	Abitibi-Consolidated Inc.:
605,000	Debentures, 7.400% due 4/1/18	387,200

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
Paper & Forest Products - 2.5% (continued)
$290,000	Notes, 8.550% due 8/1/10	$239,250
1,400,000	Appleton Papers Inc., Senior Subordinated Notes, 9.750% due 6/15/14	1,368,500
	NewPage Corp.:
260,000	10.000% due 5/1/12 (a)	260,000
1,955,000	Senior Secured Notes, 11.161% due 5/1/12 (d)	1,925,675
210,000	Newpage Holding Corp., 11.818% due 11/1/13 (b)(d)	183,750

	Total Paper & Forest Products	5,523,987

Pharmaceuticals - 0.4%
2,085,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12(+)	844,425

Real Estate Investment Trusts (REITs) - 1.0%
40,000	Forest City Enterprises Inc., Senior Notes, 7.625% due 6/1/15	38,600
	Host Marriott LP, Senior Notes:
625,000	7.125% due 11/1/13	621,875
625,000	6.375% due 3/15/15	600,000
	Ventas Realty LP/Ventas Capital Corp., Senior Notes:
315,000	6.500% due 6/1/16	315,000
715,000	6.750% due 4/1/17	722,150

	Total Real Estate Investment Trusts (REITs)	2,297,625

Real Estate Management & Development - 0.7%
560,000	Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15	274,400
2,025,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	1,215,000

	Total Real Estate Management & Development	1,489,400

Road & Rail - 2.1%
1,230,000	Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	1,273,050
	Hertz Corp.:
400,000	Senior Notes, 8.875% due 1/1/14	388,000
2,245,000	Senior Subordinated Notes, 10.500% due 1/1/16	2,169,231
	Kansas City Southern de Mexico, Senior Notes:
450,000	7.625% due 12/1/13	436,500
145,000	7.375% due 3/1/14 (a)	138,113
240,000	Kansas City Southern Railway, Senior Notes, 7.500% due 6/15/09	242,700

	Total Road & Rail	4,647,594

Semiconductors & Semiconductor Equipment - 0.2%
600,000	Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14	490,500

Software - 0.2%
645,000	Activant Solutions Inc., Senior Subordinated Notes, 9.500% due 5/1/16	547,444

Specialty Retail - 0.4%
165,000	AutoNation Inc., Senior Notes, 7.000% due 4/15/14	147,675
635,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	504,825
185,000	Eye Care Centers of America, Senior Subordinated Notes, 10.750% due 2/15/15	196,563

	Total Specialty Retail	849,063

Textiles, Apparel & Luxury Goods - 0.3%
600,000	Oxford Industries Inc., Senior Notes, 8.875% due 6/1/11	589,500

Thrifts & Mortgage Finance - 0.4%
1,075,000	Ocwen Capital Trust I, Capital Securities, 10.875% due 8/1/27	924,500

Tobacco - 0.3%
	Alliance One International Inc., Senior Notes:

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
Tobacco - 0.3% (continued)
$490,000	8.500% due 5/15/12	$458,150
255,000	11.000% due 5/15/12	261,375

	Total Tobacco	719,525

Trading Companies & Distributors - 1.2%
565,000	Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)	474,600
1,285,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	1,188,625
1,145,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)	956,075

	Total Trading Companies & Distributors	2,619,300

Transportation Infrastructure - 0.3%
1,670,000	Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (a)	668,000

Wireless Telecommunication Services - 1.7%
280,000	iPCS Inc., 7.036% due 5/1/13 (d)	250,600
	Rural Cellular Corp.:
455,000	Senior Notes, 9.875% due 2/1/10	473,200
535,000	Senior Secured Notes, 8.250% due 3/15/12	553,725
730,000	Senior Subordinated Notes, 8.124% due 6/1/13 (d)	740,950
1,810,000	True Move Co., Ltd., 10.750% due 12/16/13 (a)	1,728,550

	Total Wireless Telecommunication Services	3,747,025

	TOTAL CORPORATE BONDS & NOTES (Cost - $215,169,610)	196,870,565

ASSET-BACKED SECURITY - 0.0%
Diversified Financial Services - 0.0%
1,402,534	Airplanes Pass-Through Trust, Subordinated Notes, 10.875% due 3/15/19 (c)(e)(f) (Cost - $1,559,726)	0

CONVERTIBLE BOND & NOTE - 0.4%
Thrifts & Mortgage Finance - 0.4%
880,000	Countrywide Financial Corp., 0.758% due 4/15/37 (d) (Cost - $811,887)	807,312

COLLATERALIZED SENIOR LOANS - 2.2%
Auto Components - 0.4%
1,000,000	Allison Transmission, Term Loan B, 8.540% due 8/7/14	879,464

Containers & Packaging - 0.3%
1,010,600	Berry Plastics Corp., Senior Term Loan, 12.244% due 6/15/14 (d)	768,056

Oil, Gas & Consumable Fuels - 0.9%
2,000,000	SandRidge Energy, Term Loan, 8.625% due 4/1/15 (d)	1,985,000

Paper & Forest Products - 0.2%
500,000	Verso Paper Holdings Term Loan, 11.606% due 2/1/12 (d)	462,500

Textiles, Apparel & Luxury Goods - 0.2%
500,000	Simmons Co., Term Loan, 10.650% due 2/15/12	390,000

Trading Companies & Distributors - 0.2%
530,100	Penhall International Corp., Term Loan, 12.393% due 4/1/12 (d)	471,789

	TOTAL COLLATERALIZED SENIOR LOANS (Cost - $5,424,262)	4,956,809

SOVEREIGN BOND - 1.2%
Russia - 1.2%
2,336,400	Russian Federation, 7.500% due 3/31/30 (a) (Cost - $2,566,997)	2,694,161

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

SHARES	SECURITY	VALUE
COMMON STOCKS - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
2,453,154	Home Interiors & Gifts Inc. (e)(f)*	$3

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
23,465	Aurora Foods Inc. (e)(f)*	0

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
870	McLeodUSA Inc., Class A Shares (e)(f)*	0

Wireless Telecommunication Services - 0.0%
1	Crown Castle International Corp. *	36

	TOTAL TELECOMMUNICATION SERVICES	36

	TOTAL COMMON STOCKS (Cost - $1,098,307)	39

CONVERTIBLE PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
1,200	Bank of America Corp., 7.250%	1,346,400
5,700	Citigroup Inc., 6.500%	308,085

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $1,485,000)	1,654,485

PREFERRED STOCKS - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
2	ION Media Networks Inc., Series B, 12.000%	9,555

FINANCIALS - 0.6%
Thrifts & Mortgage Finance - 0.6%
28,400	Federal Home Loan Mortgage Corp. (FHLMC), 8.375%	762,540
21,000	Federal National Mortgage Association (FNMA), 8.250%	554,820

	TOTAL FINANCIALS	1,317,360

	TOTAL PREFERRED STOCKS (Cost - $1,259,150)	1,326,915

WARRANTS
WARRANTS - 0.0%
430	Cybernet Internet Services International Inc., Expires 7/1/09 (a)(e)(f)*	0
695	GT Group Telecom Inc., Class B Shares, Expires 2/1/10 (a)(e)(f)*	0
375	IWO Holdings Inc., Expires 1/15/11 (a)(e)(f)*	0
165	Jazztel PLC, Expires 5/1/09 (a)(e)(f)*	0
435	Merrill Corp., Class B Shares, Expires 5/1/09 (a) (e)(f)*	0

	TOTAL WARRANTS (Cost - $182,252)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $229,557,191)	208,310,286

FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.2%
Sovereign Bonds - 1.1%
	Egypt Treasury Bills:
$6,700,000	Zero coupon bond to yield 5.479% due 11/4/08	1,143,310
7,050,000	Zero coupon bond to yield 5.496% due 11/11/08	1,201,323

	Total Sovereign Bonds (Cost - $2,382,565)	2,344,633

See Notes to Schedule of Investments.

Legg Mason Partners Variable High Income Portfolio

Schedule of Investments (unaudited) (continued)	January 31, 2008

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreement - 2.1%
$4,693,000	Morgan Stanley tri-party repurchase agreement dated 1/31/08, 2.800% due 2/1/08; Proceeds at maturity - $4,693,365; (Fully collateralized by U.S. government agency obligation, 0.000% due 7/15/20; Market value - $4,811,349) (Cost - $4,693,000)	$4,693,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,075,565)	7,037,633

	TOTAL - INVESTMENTS - 97.6% (Cost - $236,632,756#)	215,347,919
	Other Assets in Excess of Liabilities - 2.4%	5,400,109

	TOTAL NET ASSETS - 100.0%	$220,748,028

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)	Security is currently in default.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2008.

(e)	Illiquid security.

(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(+)	Subsequent to the reporting periods; on March 10, 2008 this security went into default.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Variable High Income Portfolio (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,705,052
Gross unrealized depreciation	(23,989,889)

Net unrealized depreciation	$(21,284,837)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 26, 2008

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: March 26, 2008